Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended							201 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 1999	Jul. 31, 2012
Common stock issued as employee compensation	$ 130,544	$ 100,999	$ 104,738					$ 4,011,938
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	47,360							47,360
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 2 months 4 days
Issuance of stock options in exchange for services rendered	692,010	787,226	107,744	11,000	171,360	157,387	92,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years	6 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		101.30%	104.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments		0	0
Risk-Free Interest Rate		0.13%	0.14%
Stock Option [Member]
Share-based Compensation	602,384	936,465	1,765,381
Common Stock [Member]
Share-based Compensation	$ 130,544	$ 100,999	$ 104,738
Options Held [Member]
Stock price at period end date		$ 0.282
Warrant [Member]
Stock price at period end date	$ 0.093	$ 0.13	$ 0.4					$ 0.093
Stock Option Plan 2000 [Member]
Common Stock, Capital Shares Reserved for Future Issuance	2,000,000							2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,000,000							2,000,000
Stock Option Plan 2001 [Member]
Common Stock, Capital Shares Reserved for Future Issuance	12,000,000							12,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	4,124,444							4,124,444
Stock Option Plan 2006 [Member]
Common Stock, Capital Shares Reserved for Future Issuance	30,000,000			10,000,000				30,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	8,521,489							8,521,489